Summary of Significant Accounting Policies - Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 28, 2016	Oct. 29, 2015	Dec. 12, 2012
Equity, Class of Treasury Stock [Line Items]
Shares authorized to be repurchased (in shares)					6,000,000.0	6,000,000.0	8,000,000.0
Shares repurchased (in shares)		6,600,000	6,700,000
Total cost of shares repurchased	$ 7.7	$ 482.2	$ 587.9	$ 143.5
Dividends declared (in dollars per share)		$ 1.72	$ 1.60	$ 0.98
Total dividend payments		$ 118.4	$ 121.0	$ 77.3
Net earnings, net of tax, attributable to noncontrolling interests		$ 10.1	$ 6.6
2012 Authorization
Equity, Class of Treasury Stock [Line Items]
Shares repurchased (in shares)			6,000,000	2,000,000
Shares remaining authorized for repurchase		0
2015 Authorization
Equity, Class of Treasury Stock [Line Items]
Shares repurchased (in shares)		5,300,000	700,000
Shares remaining authorized for repurchase		0
2016 Authorization
Equity, Class of Treasury Stock [Line Items]
Shares repurchased (in shares)		1,300,000
Shares remaining authorized for repurchase		4,800,000